Fees Summary	Nov. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,318,000.00
Previously Paid Amount	0.00
Total Fee Amount	182.02
Total Offset Amount	0.00
Net Fee	182.02
Narrative - Max Aggregate Offering Price	$ 1,318,000.00
Final Prospectus	true